Investment in Term Loans	6 Months Ended
Jun. 30, 2013
Investment in Term Loans
2.	Investment in Term Loans

In July 2010, the Company invested in two term loans with a total principal amount outstanding of $115.0 million for a total cost of $115.6 million (the Loans) which matured in July 2013. The loans are secured by first priority mortgages registered on two 2010-built Very Large Crude Carriers (or VLCCs). The Loans had an annual interest rate of 9% per annum and include a repayment premium feature that provided a total investment yield of approximately 10% per annum. As at June 30, 2013 and December 31, 2012, $6.6 million and $1.6 million, respectively, were recorded as accrued interest income from the investment in these term loans, and have been reclassified from interest receivable to investment in term loans on the consolidated balance sheets as at June 30, 2013 and December 31, 2012. The 9% interest income was payable in quarterly installments. The principal amount of the Loans and repayment premium were payable in full at maturity in July 2013. As at June 30, 2013 and December 31, 2012, the repayment premium included in the investment in term loans balance was $3.3 million and $2.7 million, respectively. Interest income in respect of the Loans is included in revenues in the consolidated statements of (loss) income.

The borrowers under the Loans have been in default on their interest payment obligations since January 2013 and subsequently, in default on the repayment of the loan principal as the loans matured in July 2013. In May 2013, the Company took over management of the vessels. Currently, one of the vessels is trading in the spot tanker market under the Company’s management while the other vessel remains under detention by authorities in Egypt due to an incident that occurred prior to the transition of vessel management to the Company. The vessel’s insurers are in the process of negotiating the release of the vessel, after which it is expected the vessel will commence trading in the spot tanker market under the Company’s management. The Company recorded a $4.5 million loss provision in respect of the investment in terms loans inclusive of $6.6 million of accrued but unpaid interest as at June 30, 2013, to reflect the estimated loss that could be incurred based on the Company’s current estimates of amounts recoverable from future operating cash flows of the vessels and the net proceeds from the sale of the two VLCC vessels.